FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Offsetting of derivatives (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Derivatives Liabilities
Derivative Liabilities
Gross derivative liabilities	$ 4,737,454	$ 6,710,364
Offsetting of derivatives
Derivative financial instruments in statement of financial position	4,737,454	6,710,364
Master netting agreements	(4,578,461)	(5,548,746)
Equity collateral received/paid	(158,993)	(1,161,618)
Total derivatives liabilities before collateral and Master netting agreements
Forwards | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	1,711,644	4,526,353
Forwards | Equity contracts
Derivative Liabilities
Gross derivative liabilities	7,203	10,481
Swaps | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	1,917,397	1,491,086
Swaps | Interest rate contracts
Derivative Liabilities
Gross derivative liabilities	1,008,302	449,857
Options | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	92,908	232,587
Derivatives Assets
Derivatives Assets
Gross derivative assets	4,961,237	6,252,270
Offsetting of derivatives
Derivative financial instruments in statement of financial position	4,961,237	6,252,270
Master netting agreements	(4,369,178)	(6,215,727)
Collateral received		(36,543)
Equity collateral received/paid	(592,059)
Total derivatives assets before collateral and Master netting agreements
Forwards | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	1,573,952	4,381,906
Forwards | Equity contracts
Derivatives Assets
Gross derivative assets	5,519	3,015
Swaps | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	2,394,832	1,304,337
Swaps | Interest rate contracts
Derivatives Assets
Gross derivative assets	865,627	352,424
Options | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	$ 121,307	$ 210,588